Restricted Cash and Deposits - Schedule of Restricted Cash and Deposits (Details) - Restricted Cash, Deposits and Marketable Securities [Member] - EUR (€) € in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Restricted Cash and Deposits [Line Items]
Short-term restricted cash		€ 13,930	€ 656
Restricted cash and bank deposits, long-term	[1]	€ 13,128	€ 17,052

[1]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.